Derivative and Hedging Instruments - Summary of Gross Notional Amount and Fair Value of Derivative Instruments (Detail) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 414,734,000,000	$ 336,773,000,000
Fair value, assets	13,703,000,000	15,569,000,000
Fair value, liabilities	7,803,000,000	7,822,000,000
Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	4,489,000,000	2,679,000,000
Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	519,000,000	548,000,000
Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	91,000,000	84,000,000
Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	1,834,000,000	1,757,000,000
Designated [Member] | Cash flow hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	80,000,000	165,000,000
Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	101,000,000	125,000,000
Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	1,864,000,000
Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	410,245,000,000	334,094,000,000
Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	300,704,000,000	246,270,000,000
Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	23,156,000,000	16,321,000,000
Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	29,248,000,000	20,341,000,000
Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	15,492,000,000	13,597,000,000
Non designated [Member] | Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	14,297,000,000	11,551,000,000
Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	11,736,000,000	10,093,000,000
Non designated [Member] | Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	4,052,000,000	3,157,000,000
Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	652,000,000	606,000,000
Non designated [Member] | Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	10,908,000,000	12,158,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	13,703,000,000	15,569,000,000
Fair value, liabilities	7,803,000,000	7,822,000,000
Fair value [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	12,155,000,000	14,199,000,000
Fair value, liabilities	5,815,000,000	6,309,000,000
Fair value [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	653,000,000	829,000,000
Fair value, liabilities	174,000,000	23,000,000
Fair value [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	9,000,000	14,000,000
Fair value [Member] | Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	106,000,000	37,000,000
Fair value, liabilities	466,000,000	362,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities	13,000,000	20,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	5,000,000	1,000,000
Fair value, liabilities		4,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	80,000,000	20,000,000
Fair value, liabilities	367,000,000	333,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities	9,000,000	4,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets		16,000,000
Fair value, liabilities	12,000,000	1,000,000
Fair value [Member] | Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	21,000,000
Fair value, liabilities	65,000,000
Fair value [Member] | Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	13,597,000,000	15,532,000,000
Fair value, liabilities	7,337,000,000	7,460,000,000
Fair value [Member] | Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	11,204,000,000	12,984,000,000
Fair value, liabilities	5,675,000,000	6,251,000,000
Fair value [Member] | Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	747,000,000	494,000,000
Fair value, liabilities	1,341,000,000	1,122,000,000
Fair value [Member] | Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	670,000,000	915,000,000
Fair value, liabilities	158,000,000	65,000,000
Fair value [Member] | Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	653,000,000	813,000,000
Fair value, liabilities	163,000,000	22,000,000
Fair value [Member] | Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	314,000,000	312,000,000
Fair value [Member] | Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	$ 9,000,000	$ 14,000,000